IMPAIRMENT REVERSALS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ (269)	$ (1,423)
Impairment (reversals) of long lived assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	(281)	(1,423)
Intangible assets other than goodwill [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (reversals) charges	$ 12	$ 0